Stockholders' Deficit - Stock Options (Details) (USD $)	0 Months Ended	6 Months Ended		12 Months Ended			4 Months Ended	12 Months Ended		4 Months Ended	0 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended			12 Months Ended				0 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended	0 Months Ended			12 Months Ended
	May 15, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Equity Incentive 2007 Plan [Member]	May 12, 2011 Equity Incentive 2007 Plan [Member] Series A Common Stock [Member]	Dec. 31, 2011 Equity Incentive 2007 Plan [Member] Series A Common Stock [Member]	Feb. 28, 2007 Equity Incentive 2007 Plan [Member] Series A Common Stock [Member]	May 12, 2011 Equity Incentive 2007 Plan [Member] Series A Common Stock [Member] Executive Officer [Member]	May 25, 2011 May 2011 Offering [Member]	May 12, 2011 Equity Incentive 2011 Plan [Member]	Jun. 30, 2013 Equity Incentive 2011 Plan [Member]	Jun. 30, 2012 Equity Incentive 2011 Plan [Member]	Jun. 30, 2013 Equity Incentive 2011 Plan [Member]	Jun. 30, 2012 Equity Incentive 2011 Plan [Member]	Dec. 31, 2012 Equity Incentive 2011 Plan [Member]	Dec. 31, 2011 Equity Incentive 2011 Plan [Member]	May 25, 2012 Equity Incentive 2011 Plan [Member]	Dec. 31, 2012 Equity Incentive 2011 Plan [Member] Modified Options [Member]	Dec. 31, 2012 Equity Incentive B 2011 Plan [Member]	Jun. 30, 2013 Equity Incentive B 2011 Plan [Member]	Aug. 22, 2011 Equity Incentive B 2011 Plan [Member]	Aug. 22, 2011 May 2011 and August 2011 Equity Incentive Plans [Member]	Dec. 31, 2012 May 2011 and August 2011 Equity Incentive Plans [Member]	Dec. 31, 2011 May 2011 and August 2011 Equity Incentive Plans [Member]	Mar. 31, 2012 May 2011 and August 2011 Equity Incentive Plans [Member] employee	Aug. 22, 2011 May 2011 and August 2011 Equity Incentive Plans [Member] Stock Options [Member]	Dec. 31, 2012 May 2011 and August 2011 Equity Incentive Plans [Member] Stock Options [Member]	Aug. 22, 2011 May 2011 and August 2011 Equity Incentive Plans [Member] Individual Stock Ownership in Excess of 10 Percent [Member]	Aug. 22, 2011 May 2011 and August 2011 Equity Incentive Plans [Member] Twelve Months After Grant Date [Member]	Aug. 22, 2011 May 2011 and August 2011 Equity Incentive Plans [Member] Monthly in equal installments [Member] Stock Options [Member]	Dec. 31, 2012 Extended Share Exercise Period [Member] May 2011 and August 2011 Equity Incentive Plans [Member] Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, shares authorized							4,889,829		2,313,317			11,613,715											87,500
Sale of common stock (shares)												92,823
Common stock, shares available for issuance (shares)												177,500							613,715
Common shares, canceled							(3,712,365)			82,542
Share-based compensation arrangement by share-based payment award, options, cancellations in period, exercise price (per share)										$ 20.00
Share-based compensation arrangement by share-based payment award, options, reissued in period, exercise price										$ 6.00
Modified option agreement unvested shares												2,743																	2,329
Common shares, granted				378,293	119,707		3,788,620								3,146,084		378,293			354,477	37,500
Common shares, exercised				551	683		13,497	13,497							0		551			1,234					551	683
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value																									$ 5,769	$ 7,568
Number of employees with modified option agreement																											1
Common stock, capital shares reserved for future issuance		100,000											9,210,041		9,210,041					258,004	50,000	50,000
Fair market value of incentive stock options (percentage)																								100.00%						110.00%
Share-based compensation arrangement by share-based payment award, equity instruments options, percentage vested (percentage)																															25.00%
Share-based compensation arrangement by share-based payment award, award vesting period (in days)																													90 days			3 years	180 days
Expected term (in years)						5 years							6 years	5 years	9 years	5 years	5 years	5 years										10 years
Proceeds from exercise of stock options (in dollars)		0	1,099	1,099	1,766																				1,099	1,362
Modified options incremental difference in stock-based compensation expense (in dollars)																													11,744
Proceeds from issuance of common stock (in dollars)	$ 1,371,120					$ 404					$ 1,190,000